Payments, Details - 12 months ended Dec. 31, 2023 - CAD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Ext. Method
#: 1
	$ 2,490	Royalties	Canada	snj:CA-SK	Government of Saskatchewan		erf:ResourcesOilAndGasMember	Well
#: 2
	340	Taxes	Canada	snj:CA-AB	Government of Alberta	OIL	erf:ResourceOilMember	Well
#: 3
	860	Royalties	Canada	snj:CA-AB	Government of Alberta		erf:ResourcesOilAndGasMember	Well
#: 4
	750	Fees	Canada	snj:CA-AB	Government of Alberta		erf:ResourcesOilAndGasMember	Well
#: 5
	660	Taxes	Canada	snj:CA-AB	Municipal District of Wainwright	GAS	erf:ResourceGasMember	Well
#: 6
	380	Taxes	Canada	snj:CA-AB	Camrose County	GAS	erf:ResourceGasMember	Well
#: 7
	210	Taxes	Canada	snj:CA-AB	Municipal District of Provost	GAS	erf:ResourceGasMember	Well
#: 8
	210	Taxes	Canada	snj:CA-AB	County of Vermilion River	GAS	erf:ResourceGasMember	Well
#: 9
	200	Fees	Canada	snj:CA-BC	Government of British Columbia		erf:ResourcesOilAndGasMember	Well
#: 10
	130	Taxes	Canada	snj:CA-SK	Leduc County	GAS	erf:ResourceGasMember	Well
#: 11
	340,670	Royalties	United States of America		Government of the United States of America, Office of Natural Resources Revenue	WEST	erf:ResourcesOilAndGasMember	Well
#: 12
	580	Fees	United States of America		Government of the United States of America, Office of Natural Resources Revenue	WEST	erf:ResourcesOilAndGasMember	Well
#: 13
	195,760	Taxes	United States of America	snj:US-ND	State of North Dakota	WEST	erf:ResourcesOilAndGasMember	Well
#: 14
	6,610	Royalties	United States of America	snj:US-ND	State of North Dakota	WEST	erf:ResourcesOilAndGasMember	Well
#: 15
	930	Fees	United States of America	snj:US-ND	State of North Dakota	WEST	erf:ResourcesOilAndGasMember	Well
#: 16
	40,510	Taxes	United States of America		Government of the United States of America, Internal Revenue Service	WEST	erf:ResourcesOilAndGasMember	Well
#: 17
	460	Taxes	United States of America	snj:US-PA	Commonwealth of Pennsylvania	EAST	erf:ResourceNaturalGasMember	Well
#: 18
	6,130	Royalties	United States of America	snj:US-PA	Commonwealth of Pennsylvania	EAST	erf:ResourceNaturalGasMember	Well
#: 19
	6,360	Fees	United States of America	snj:US-ND	Fort Berthold Indian Reservation	WEST	erf:ResourcesOilAndGasMember	Well
#: 20
	2,660	Taxes	United States of America	snj:US-CO	Weld County	WEST	erf:ResourcesOilAndGasMember	Well
#: 21
	1,080	Fees	United States of America	snj:US-MT	State of Montana	WEST	erf:ResourcesOilAndGasMember	Well
#: 22
	630	Taxes	United States of America	snj:US-CO	State of Colorado	WEST	erf:ResourcesOilAndGasMember	Well
#: 23
	260	Royalties	United States of America	snj:US-CO	State of Colorado	WEST	erf:ResourcesOilAndGasMember	Well
#: 24
	180	Fees	United States of America	snj:US-CO	State of Colorado	WEST	erf:ResourcesOilAndGasMember	Well
#: 25
	$ 220	Royalties	United States of America	snj:US-CO	City of Thornton	WEST	erf:ResourcesOilAndGasMember	Well